FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
26. FINANCIAL INSTRUMENTS

Carrying values of financial instruments

The carrying values of the financial assets and liabilities at December 31, 2018 and 2017 are as follows:

As at	December 31, 2018	December 31, 2017
Financial Assets
At fair value through profit or loss
Warrant investments	$1,209	$12,754

Loans and receivables, measured at amortized cost
Cash	$332,227	$231,596
Restricted cash	22,190	22,193
Accounts receivable (not including sales taxes)	8,794	5,289
	$363,211	$259,078

Investments in equity securities, measured at fair value through Other Comprehensive Income
Investments in equity securities	$141,781	$100,109

Financial Liabilities
Other financial liabilities, measured at amortized cost
Accounts payable and accrued liabilities	$125,635	$84,746
Finance leases	22,224	38,575
	$147,859	$123,321

Fair values of financial instruments

The fair values of cash, accounts receivable, restricted cash, accounts payable and accrued liabilities approximate their carrying values due to the short term to maturity of these financial instruments.

The fair value hierarchy of financial instruments measured at fair valued on the consolidated statement of financial position is as follows:

As at	December 31, 2018	December 31, 2017
Level 1
Investments in equity securities - publicly traded (note 14)	$141,781	$100,109

Level 2
Warrant investments	$1,209	$12,754

Financial instruments risks factors

The Company is exposed to financial risks sensitive to changes in share prices, share price volatility, foreign exchange and interest rates. The Company’s Board of Directors has overall responsibility for the establishment and oversight of the risk management framework. Currently the Company has no outstanding options, forward or future contracts to manage its price-related exposures.

The Company's risk exposures and the impact on the Company's financial instruments are summarized below:

Credit risk

The Company's credit risk is primarily attributable to trade and other amounts receivable, which consist primarily of goods and services tax due from the Federal Governments of Australia and Canada. Consequently, credit risk is considered low and no allowance for doubtful debts has been recorded at the date of the consolidated statements of financial position. At December 31, 2018 and December 31, 2017, there were no significant trade receivables and the Company has no significant concentration of credit risk arising from trade receivables.

The Company’s cash and restricted cash are held with established Canadian and Australian financial institutions for which management believes the risk of loss to be remote. Deposits held with banks may exceed the amount of insurance provided on such deposits.

Liquidity risk

The Company monitors the expected settlement of financial assets and liabilities on an ongoing basis; there are no significant payables or obligations that are outstanding past their due dates. As at December 31, 2018, the Company had a net working capital of $205,285 (December 31, 2017 - $165,346), including cash of $332,227 (December 31, 2017 - $231,596).

Future financing requirements, if any, will depend on a number of factors that are difficult to predict and are often beyond the control of the Company. The main factor is the realized price of gold received for gold produced from the Company’s operating mines and the operating and capital costs of those mines, and exploration and development costs associated with the Company’s growth projects.

The contractual cash flow requirements of the Company as at December 31, 2018 are as follows:

As at December 31, 2018
	Total	Less than a year	1-3 years	4-5 years	After 5 years
Accounts payable and accrued liabilities	$125,635	$125,635	$—	$—	$—
Finance lease payments	23,107	13,101	10,006	—	—
Office rent and other obligations	8,442	4,215	3,938	289	—
Income taxes payable	34,434	34,434	—	—	—
	$191,618	$177,385	$13,944	$289	$—

Market risk

(a)	Foreign currency risk

The Company is exposed to foreign currency risk as the development and operation of the Company’s mining assets will largely be funded with Canadian and Australian dollars while gold is priced on international markets in US dollars, the Company’s presentation currency.

	CAD	AUD
Closing US dollar exchange rate at December 31, 2018	$0.73	$0.70
Average US dollar exchange rate during the year ended December 31, 2018	$0.77	$0.75
Closing US dollar exchange rate at December 31, 2017	$0.80	$0.78
Average US dollar exchange rate during the year ended December 31, 2017	$0.77	$0.77

Currency risk only exists on account of financial instruments being denominated in a currency that is not the functional currency and being of a monetary nature. The following table indicates the impact of foreign currency exchange risk on net monetary financial assets, denominated in a currency other than the functional currency, as at December 31, 2018. The table below also provides a sensitivity analysis of a 10 percent adverse movement of the US dollar against the Canadian dollar and Australian dollar as identified which would have decreased the Company’s net earnings by the amounts shown in the table below. A 10 percent weakening of the US dollar against the said foreign currencies would have had the equal but opposite effect as at December 31, 2018.

US$
Total foreign currency net financial assets in US$[1]	$227,299
Impact of a 10% variance of the US$ on net earnings	$16,002

(1)	Includes financial assets and financial liabilities denominated in United States Dollars

(b)    Interest rate risk

The Company’s exposure to risks of changes in market interest rates relates primarily to interest earned on its cash balances. The Company reviews its interest rate exposure periodically, giving consideration to potential renewals of existing positions and alternative financial investments.

The finance leases bear interest at fixed rates. The Company does not account for any fixed rate liabilities at fair value, consequently a change in the interest rates at the reporting date would not impact the carrying amount of financial liabilities on the Consolidated Statement of Operations. The impact on cash of a movement in interest rates by a plus or minus 1% change would not be material to the value of cash.

(c) Equity securities price risk

The Company is exposed to equity securities price risk of changes because of the investments in equity securities and warrant investments held by the Company. The Company's portfolio of investments is not part of its core operations, and accordingly, gains and losses from these investments are not representative of the Company's performance during the year. As at December 31, 2018, the impact of a 10% increase or decrease in the share prices of the investments in equity securities would have resulted in an increase or decrease of $13,546, respectively, that would have been included in other comprehensive income. A 10% increase and 10% decrease in the share prices of the investments in equity securities would have resulted in an increase of $588 and decrease of $366 in net earnings, respectively in relation to the warrant investments.